Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of compensation made to directors and other members of key management personnel
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2022 A$’000	2021 A$’000	2020 A$’000

Short-term employee benefits	2,589	1,574	1,324
Post-employment benefits	116	112	97
Share-based payments	1,560	617	230

	4,265	2,303	1,651